JNL VARIABLE FUND LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(312) 338-5801

November 26, 2019

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	JNL Variable Fund LLC
File Nos: 333-68105 and 811-09121

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated November 15, 2019, filed pursuant to Rule 497(e), for the following:

JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital Communication Services Sector Fund

If you have any questions concerning this filing, please contact me at (312) 720-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett
Assistant Secretary

enc.